Profit Share Allocation (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
General Partner's allocation - profit share		$ 9,214,564	$ 4,975,303
U S Feeder [Member]
General Partner's allocation - profit share		2,664,064	1,075,724
Cayman Feeder [Member]
General Partner's allocation - profit share		6,447,171	3,831,276
Financial Asset Portfolio Other [Member]
General Partner's allocation - profit share	[1]	$ 103,329	$ 68,303

[1]	Direct investors in the Partnership